Global Opportunity Portfolio
Global Opportunity Portfolio

Prospectus Supplement

December 22, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 22, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2015

Global Opportunity Portfolio (the "Portfolio")

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Global Opportunity Portfolio		Class I	Class A	Class L	Class C	Class IS
Advisory Fee		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.75%	1.00%	none
Other Expenses		1.57%	1.71%	1.87%	1.87%	18.60%
Total Annual Portfolio Operating Expenses	[1]	2.37%	2.76%	3.42%	3.67%	19.40%
Fee Waiver and/or Expense Reimbursement	[1]	1.56%	1.53%	1.92%	1.47%	18.68%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.81%	1.23%	1.50%	2.20%	0.72%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.81% for Class I, 1.23% for Class A, 1.50% for Class L, 2.20% for Class C and 0.72% for Class IS. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Global Opportunity Reorganization (as defined in the section of this Prospectus entitled "Fund Management-Advisory Fees") or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year from the date of the Global Opportunity Reorganization the 12b-1 fee on Class L shares of the Portfolio to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis.

The Example information under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example - Global Opportunity Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	83	259	450	1,002
Class A	644	895	1,165	1,935
Class L	153	474	818	1,791
Class C	323	688	1,180	2,534
Class IS	74	230	401	894

If You HELD Your Shares:
Expense Example No Redemption - Global Opportunity Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	83	259	450	1,002
Class A	644	895	1,165	1,935
Class L	153	474	818	1,791
Class C	223	688	1,180	2,534
Class IS	74	230	401	894

Please retain this supplement for future reference.